Additional Information - Condensed Financial Statements (Condensed Balance Sheet) (Parenthetical) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Apr. 07, 2009	Mar. 16, 2009	Dec. 31, 2008
Condensed Balance Sheet Statements, Captions [Line Items]
Treasury shares, shares	1,181,000	0
Class A ordinary shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01
Ordinary shares, authorized	200,000,000
Ordinary shares, outstanding	23,184,000	21,494,000
Class B ordinary shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01
Ordinary shares, authorized	97,740,000
Ordinary shares, outstanding	82,490,000	84,290,000
Changyou.com Limited [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Treasury shares, shares	1,181,000	0
Changyou.com Limited [Member] | Class A ordinary shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01
Ordinary shares, authorized	200,000,000			200,000,000	100,000,000
Ordinary shares, outstanding	23,184,000	21,494,000	17,250,000
Changyou.com Limited [Member] | Class B ordinary shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01
Ordinary shares, authorized	97,740,000			97,740,000	9,774,000
Ordinary shares, outstanding	82,490,000	84,290,000